Nationwide Life Insurance Company • Nationwide Variable Account – II • Nationwide Variable Account - 7

Prospectus supplement dated June 24, 2011

to Prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective June 24, 2011, the following underlying mutual fund will liquidate and will merge into the new underlying mutual fund as indicated below:

Liquidated Underlying Mutual Fund	Merged Underlying Mutual Fund
Nationwide Variable Insurance Trust: NVIT Worldwide Leaders Fund – Class VI	Nationwide Variable Insurance Trust: NVIT International Equity Fund – Class VI